Managing Director
Securities Operations

NYSE Group

07072764

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5841
aaliberti@nyse.com

CERT NYS

1- 31818

August 2, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Synthetic Fixed-Income Securities, Inc., 1,241,880 7.00% STRATS (SM) Callable Certificates, Series 2007-2 with a principal amount of $31,047,000 (the "Certificates") and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 2, 2007. Tentative listing date – August 10, 2007.

Sincerely

END